Share-Based Payments (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Consultants and Employees [Member]
Statement Line Items [Line Items]
Number of share options granted | shares	5,743,722
Expected dividend yield | $
Outstanding as of December 31, 2017 | shares	4,609,634
Exercisable as of December 31, 2017 | shares	2,345,351
Consultants and Employees [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of expected share price volatility	40.30%
Range of estimated life	1 year 6 months
Range of weighted average of risk-free interest rate	0.59%
Consultants and Employees [Member] | Top of range [member]
Statement Line Items [Line Items]
Range of expected share price volatility	58.53%
Range of estimated life	9 years 4 days
Range of weighted average of risk-free interest rate	1.72%
Consultants and Employees [Member] | NIS [Member]
Statement Line Items [Line Items]
Fair value in the grant date | $	$ 16,284
Consultants and Employees [Member] | NIS [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of share price	$ 1.82
Range of exercise price	1.65
Consultants and Employees [Member] | NIS [Member] | Top of range [member]
Statement Line Items [Line Items]
Range of share price	6.99
Range of exercise price	$ 9
Directors [Member]
Statement Line Items [Line Items]
Number of share options granted | shares	3,245,000
Expected dividend yield | $
Outstanding as of December 31, 2017 | shares	3,145,001
Exercisable as of December 31, 2017 | shares	2,176,672
Directors [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of expected share price volatility	53.75%
Range of estimated life	4 years
Range of weighted average of risk-free interest rate	0.88%
Directors [Member] | Top of range [member]
Statement Line Items [Line Items]
Range of expected share price volatility	61.27%
Range of estimated life	5 years
Range of weighted average of risk-free interest rate	1.32%
Directors [Member] | NIS [Member]
Statement Line Items [Line Items]
Fair value in the grant date | $	$ 10,786
Directors [Member] | NIS [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of share price	$ 4.68
Range of exercise price	5.50
Directors [Member] | NIS [Member] | Top of range [member]
Statement Line Items [Line Items]
Range of share price	7.24
Range of exercise price	$ 6.75
Yissum [Member]
Statement Line Items [Line Items]
Number of share options granted | shares	559,097
Range of expected share price volatility	57.26%
Range of estimated life	5 years
Range of weighted average of risk-free interest rate	1.15%
Expected dividend yield | $
Outstanding as of December 31, 2017 | shares	223,697
Exercisable as of December 31, 2017 | shares	223,697
Yissum [Member] | NIS [Member]
Statement Line Items [Line Items]
Fair value in the grant date | $	$ 2,833
Range of share price	$ 7.03
Range of exercise price	$ 2.7